General	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Reporting Entity

Rail Vision Ltd. (the “Company”) was incorporated and registered in Israel on April 18, 2016. The Company is a development-stage technology company that is engaged in the design, development and assembly of railway detection systems designed to solve the challenges in railway operational safety, efficiency and predictive maintenance. Our railway detection systems include different types of cameras, including optics, visible light spectrum cameras (video) and thermal cameras that transmit data to a ruggedized on-board computer which is designed to be suitable for the rough environment of a train’s locomotive.

These condensed financial statements should be read in conjunction with the Company’s annual financial statements as of December 31, 2021 and for the year ended on that date, and the accompanying notes.

The Company’s activities are subject to significant risks and uncertainties, has incurred significant losses since the date of its inception, and anticipates that it will continue to incur significant losses until it will be able to successfully commercialize its products. Failure to obtain this necessary capital when needed may force the Company to delay, limit or terminate its product development efforts or other operations. In addition, the Company is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements, the loss of key personnel and the effect of planned expansion of operations on the future results of the Company.

B.	GOING CONCERN:

To date, the Company has not generated significant revenues from its activities and has incurred substantial operating losses. Management expects the Company to continue to generate substantial operating losses and to continue to fund its operations primarily through the utilization of its current financial resources, sales of its products, and through additional raises of capital.

As detailed in Note 3C below, on April 4, 2022, the Company completed an initial public offering (“IPO”) on Nasdaq. Gross proceeds for the offering were approximately $15,641, and approximately $13,587 after deducting underwriting discounts and commissions and estimated offering expenses. As of September 13, 2022, the Company’s cash and cash equivalents were approximately $10,550.

Management expects that its cash and cash equivalents will be sufficient for more than one year from the date that the financial statements are issued.